Segment And Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Segments, Geographical Areas [Abstract]
Net Interest Revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2010
Non-interest revenues	¥384,816	¥60,537	¥763,567	¥(96,886)	¥1,112,034
Net interest revenue	3,456	1,515	25,964	(1,554)	29,381

Net revenue	388,272	62,052	789,531	(98,440)	1,141,415
Non-interest expenses	274,915	46,836	614,349	109,475	1,045,575

Income (loss) before income taxes	¥113,357	¥15,216	¥175,182	¥(207,915)	¥95,840

Year ended March 31, 2011
Non-interest revenues	¥389,404	¥62,670	¥534,094	¥70,117	¥1,056,285
Net interest revenue	3,029	3,865	96,442	(12,027)	91,309

Net revenue	392,433	66,535	630,536	58,090	1,147,594
Non-interest expenses	291,245	46,513	623,819	75,866	1,037,443

Income (loss) before income taxes	¥101,188	¥20,022	¥6,717	¥(17,776)	¥110,151

Year ended March 31, 2012
Non-interest revenues	¥347,385	¥63,022	¥426,608	¥575,048	¥1,412,063
Net interest revenue	2,873	2,778	129,274	(14,936)	119,989

Net revenue	350,258	65,800	555,882	560,112	1,532,052
Non-interest expenses	287,128	45,281	593,465	525,028	1,450,902

Income (loss) before income taxes	¥63,130	¥20,519	¥(37,583)	¥35,084	¥81,150

Major Components Of Income (Loss) Before Income Taxes In "Other"

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net gain related to economic hedging transactions	¥3,323	¥2,290	¥8,372
Realized gain (loss) on investments in equity securities held for operating purposes	(3,365)	219	198
Equity in earnings of affiliates	7,765	8,996	10,613
Corporate items(1)	(83,291)	(33,327)	(31,411)
Other(2)	(132,347)	4,046	47,312

Total	¥(207,915)	¥(17,776)	¥35,084

(1)	Include the gain due to the business combination with NLB in Corporate items for the year ended March 31, 2012.
(2)	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥2,974 million for the year ended March 31, 2010 and the impact of Nomura’s own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue	¥1,141,415	¥1,147,594	¥1,532,052
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated net revenue	¥1,150,822	¥1,130,698	¥1,535,859

Non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902
Unrealized gain on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,045,575	¥1,037,443	¥1,450,902

Income before income taxes	¥95,840	¥110,151	¥81,150
Unrealized gain (loss) on investments in equity securities held for operating purposes	9,407	(16,896)	3,807

Consolidated income before income taxes	¥105,247	¥93,255	¥84,957

Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-lived Assets

	Millions of yen
	Year ended March 31
	2010	2011	2012
Net revenue(1):
Americas	¥131,512	¥168,889	¥143,350
Europe	348,829	257,135	195,826
Asia and Oceania	63,748	44,474	34,819

Subtotal	544,089	470,498	373,995
Japan	606,733	660,200	1,161,864

Consolidated	¥1,150,822	¥1,130,698	¥1,535,859

Income (loss) before income taxes:
Americas	¥3,557	¥4,410	¥(24,612)
Europe	18,995	(43,627)	(91,544)
Asia and Oceania	13,036	(16,296)	(12,937)

Subtotal	35,588	(55,513)	(129,093)
Japan	69,659	148,768	214,050

Consolidated	¥105,247	¥93,255	¥84,957

	March 31
	2010	2011	2012
Long-lived assets:
Americas	¥94,508	¥91,295	¥94,698
Europe	98,223	115,352	114,195
Asia and Oceania	32,871	31,642	23,892

Subtotal	225,602	238,289	232,785
Japan	269,449	270,945	973,711

Consolidated	¥495,051	¥509,234	¥1,206,496

(1)	There is no revenue derived from transactions with a single major external customer.